Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock Fund
July 31, 2022
MCS-NPRT1-0922
1.804824.118
Common Stocks - 91.9%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.9%
Entertainment - 0.9%
Endeavor Group Holdings, Inc. (a)(b)	1,945,343	44,334
Warner Music Group Corp. Class A	709,673	21,290
		65,624
Media - 1.0%
Interpublic Group of Companies, Inc.	2,224,878	66,457
Liberty Media Corp. Liberty Media Class A (a)	146,742	9,097
		75,554
TOTAL COMMUNICATION SERVICES		141,178
CONSUMER DISCRETIONARY - 8.0%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	2,472,000	22,026
Aptiv PLC (a)	216,100	22,667
Magna International, Inc. Class A (sub. vtg.)	225,484	14,398
		59,091
Automobiles - 0.1%
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	1,248,650	7,275
Hotels, Restaurants & Leisure - 2.2%
Caesars Entertainment, Inc. (a)	434,311	19,844
Churchill Downs, Inc.	275,135	57,723
Domino's Pizza, Inc.	43,100	16,900
Wyndham Hotels & Resorts, Inc.	1,012,337	70,266
		164,733
Household Durables - 1.5%
D.R. Horton, Inc.	523,109	40,818
Mohawk Industries, Inc. (a)	233,550	30,007
NVR, Inc. (a)	8,661	38,049
		108,874
Internet & Direct Marketing Retail - 0.5%
Coupang, Inc. Class A (a)(b)	1,904,811	32,934
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)(b)	533,996	5,068
Specialty Retail - 0.5%
Best Buy Co., Inc.	255,783	19,693
National Vision Holdings, Inc. (a)(b)	663,493	19,334
		39,027
Textiles, Apparel & Luxury Goods - 2.3%
Brunello Cucinelli SpA	1,492,352	86,101
PVH Corp.	633,732	39,241
Tapestry, Inc.	1,232,616	41,453
		166,795
TOTAL CONSUMER DISCRETIONARY		583,797
CONSUMER STAPLES - 2.5%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)(b)	105,900	40,288
Food Products - 1.9%
Bunge Ltd.	407,507	37,625
Freshpet, Inc. (a)	458,700	24,513
Greencore Group PLC (a)	24,265,029	29,727
Lamb Weston Holdings, Inc.	471,860	37,588
Nomad Foods Ltd. (a)	647,252	11,935
		141,388
TOTAL CONSUMER STAPLES		181,676
ENERGY - 11.2%
Energy Equipment & Services - 0.3%
Noble Corp. (c)	2,887	87
Oceaneering International, Inc. (a)	1,792,026	19,031
		19,118
Oil, Gas & Consumable Fuels - 10.9%
Canadian Natural Resources Ltd. (b)	1,357,468	74,957
Cheniere Energy, Inc.	905,612	135,461
Energy Transfer LP	6,817,979	77,111
EQT Corp.	4,647,880	204,655
Golar LNG Ltd. (a)	1,778,288	39,780
Harbour Energy PLC	4,999,291	22,295
Hess Corp.	1,116,120	125,530
Imperial Oil Ltd.	1,585,225	75,971
Range Resources Corp. (a)	1,332,756	44,074
		799,834
TOTAL ENERGY		818,952
FINANCIALS - 18.5%
Banks - 7.4%
BOK Financial Corp.	738,953	65,050
Comerica, Inc.	803,396	62,480
First Horizon National Corp.	6,250,956	139,771
Huntington Bancshares, Inc.	4,574,634	60,797
M&T Bank Corp.	454,618	80,672
UMB Financial Corp.	550,930	49,859
Wintrust Financial Corp.	959,759	82,578
		541,207
Capital Markets - 2.1%
Cboe Global Markets, Inc.	193,697	23,898
Lazard Ltd. Class A	761,507	28,686
Raymond James Financial, Inc.	393,845	38,782
Sixth Street Specialty Lending, Inc.	1,920,371	36,948
TPG, Inc. (b)	1,056,538	30,132
		158,446
Diversified Financial Services - 0.3%
Equitable Holdings, Inc.	700,523	19,916
Insurance - 7.6%
American Financial Group, Inc.	839,199	112,184
American International Group, Inc.	956,177	49,501
Arch Capital Group Ltd. (a)	2,365,182	105,014
Assurant, Inc.	217,397	38,214
Beazley PLC	4,141,566	27,336
First American Financial Corp.	916,914	53,181
Hartford Financial Services Group, Inc.	667,444	43,030
Hiscox Ltd.	2,756,771	29,966
RenaissanceRe Holdings Ltd.	474,060	61,301
The Travelers Companies, Inc.	233,776	37,100
		556,827
Thrifts & Mortgage Finance - 1.1%
Radian Group, Inc.	3,597,469	80,475
TOTAL FINANCIALS		1,356,871
HEALTH CARE - 7.0%
Biotechnology - 0.1%
Day One Biopharmaceuticals, Inc. (a)	487,500	8,351
Health Care Equipment & Supplies - 1.3%
Butterfly Network, Inc. (a)(d)	1,616,474	7,015
Butterfly Network, Inc. Class A (a)(b)	6,295,975	27,325
Hologic, Inc. (a)	892,448	63,703
		98,043
Health Care Providers & Services - 4.7%
Centene Corp. (a)	1,019,633	94,795
Guardant Health, Inc. (a)	462,392	23,198
Henry Schein, Inc. (a)	444,300	35,024
LifeStance Health Group, Inc. (a)	1,647,011	9,816
Molina Healthcare, Inc. (a)	459,411	150,558
Oak Street Health, Inc. (a)	1,010,708	29,260
		342,651
Life Sciences Tools & Services - 0.2%
10X Genomics, Inc. (a)	281,207	11,290
Pharmaceuticals - 0.7%
Recordati SpA	451,865	19,965
UCB SA	203,475	15,867
Viatris, Inc.	1,508,124	14,614
		50,446
TOTAL HEALTH CARE		510,781
INDUSTRIALS - 16.7%
Aerospace & Defense - 3.0%
BWX Technologies, Inc.	463,142	26,251
Huntington Ingalls Industries, Inc.	228,185	49,480
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	1,396,290	97,740
Class C (a)(d)(e)	20,340	1,424
Woodward, Inc.	418,225	43,788
		218,683
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	610,004	29,280
Building Products - 2.5%
Builders FirstSource, Inc. (a)	1,281,006	87,108
Fortune Brands Home & Security, Inc.	308,521	21,498
Jeld-Wen Holding, Inc. (a)	656,271	11,668
Owens Corning	659,644	61,175
		181,449
Commercial Services & Supplies - 0.5%
CoreCivic, Inc. (a)	1,908,667	20,556
GFL Environmental, Inc.	609,735	16,875
		37,431
Construction & Engineering - 1.3%
AECOM	1,281,171	92,244
Electrical Equipment - 2.0%
Acuity Brands, Inc.	326,723	59,594
Regal Rexnord Corp.	431,569	57,960
Sensata Technologies, Inc. PLC	652,224	29,004
		146,558
Machinery - 3.2%
Allison Transmission Holdings, Inc.	828,182	34,676
Donaldson Co., Inc.	1,161,827	63,215
Fortive Corp.	637,491	41,086
Oshkosh Corp.	526,074	45,295
Otis Worldwide Corp.	277,509	21,693
PACCAR, Inc.	349,435	31,980
		237,945
Marine - 0.1%
Goodbulk Ltd. (a)(e)	1,410,647	6,856
Professional Services - 1.2%
Clarivate Analytics PLC (a)	644,371	9,337
Leidos Holdings, Inc.	413,917	44,289
Science Applications International Corp.	396,725	38,431
		92,057
Road & Rail - 1.7%
Hertz Global Holdings, Inc. (b)	641,739	13,746
Knight-Swift Transportation Holdings, Inc. Class A	1,335,984	73,412
XPO Logistics, Inc. (a)	610,004	36,442
		123,600
Trading Companies & Distributors - 0.8%
Beacon Roofing Supply, Inc. (a)	983,874	59,052
TOTAL INDUSTRIALS		1,225,155
INFORMATION TECHNOLOGY - 6.2%
Communications Equipment - 0.9%
Ericsson (B Shares)	3,192,763	24,285
Lumentum Holdings, Inc. (a)	453,753	41,046
		65,331
Electronic Equipment & Components - 0.8%
Fabrinet (a)	398,543	38,284
Keysight Technologies, Inc. (a)	132,927	21,614
		59,898
IT Services - 3.1%
Akamai Technologies, Inc. (a)	334,352	32,171
Concentrix Corp.	255,197	34,135
Euronet Worldwide, Inc. (a)	313,054	30,764
Verra Mobility Corp. (a)	2,034,401	33,547
WNS Holdings Ltd. sponsored ADR (a)	1,158,569	100,460
		231,077
Semiconductors & Semiconductor Equipment - 0.7%
SiTime Corp. (a)	165,750	30,826
Skyworks Solutions, Inc.	160,831	17,511
		48,337
Software - 0.7%
Aspen Technology, Inc. (a)	147,452	30,093
Black Knight, Inc. (a)	313,360	20,581
		50,674
TOTAL INFORMATION TECHNOLOGY		455,317
MATERIALS - 6.7%
Chemicals - 1.8%
Cabot Corp.	334,243	24,821
CF Industries Holdings, Inc.	482,649	46,088
LG Chemical Ltd.	57,360	26,616
Nutrien Ltd. (b)	425,392	36,415
		133,940
Containers & Packaging - 1.1%
Avery Dennison Corp.	144,828	27,584
O-I Glass, Inc. (a)	3,724,707	54,790
		82,374
Metals & Mining - 3.8%
Commercial Metals Co.	1,292,813	51,221
Franco-Nevada Corp.	315,681	40,422
Freeport-McMoRan, Inc.	1,136,562	35,859
Lundin Mining Corp.	5,067,622	28,572
Newcrest Mining Ltd.	1,118,614	15,075
Novagold Resources, Inc. (a)	3,577,593	17,433
Steel Dynamics, Inc.	1,133,443	88,273
		276,855
TOTAL MATERIALS		493,169
REAL ESTATE - 7.9%
Equity Real Estate Investment Trusts (REITs) - 7.1%
Apartment Income (REIT) Corp.	790,052	35,821
Cousins Properties, Inc.	1,143,872	35,288
Equity Residential (SBI)	534,448	41,895
Gaming & Leisure Properties	1,189,611	61,848
Healthcare Trust of America, Inc.	2,943,071	77,256
National Retail Properties, Inc.	1,234,888	58,793
Orion Office (REIT), Inc.	75,452	825
Realty Income Corp.	754,537	55,828
Spirit Realty Capital, Inc.	1,048,160	46,475
Tanger Factory Outlet Centers, Inc.	1,271,104	20,681
VICI Properties, Inc.	1,852,223	63,328
Welltower, Inc.	225,269	19,450
		517,488
Real Estate Management & Development - 0.8%
Jones Lang LaSalle, Inc. (a)	267,510	51,006
WeWork, Inc. (a)(b)	1,839,423	8,774
		59,780
TOTAL REAL ESTATE		577,268
UTILITIES - 5.3%
Electric Utilities - 3.2%
Alliant Energy Corp.	1,086,644	66,209
FirstEnergy Corp.	981,716	40,349
IDACORP, Inc.	487,612	54,476
OGE Energy Corp.	1,847,094	75,879
		236,913
Gas Utilities - 0.7%
Atmos Energy Corp.	418,211	50,767
Independent Power and Renewable Electricity Producers - 0.9%
The AES Corp.	1,358,170	30,179
Vistra Corp.	1,516,455	39,200
		69,379
Multi-Utilities - 0.5%
NiSource, Inc.	1,147,382	34,880
TOTAL UTILITIES		391,939
TOTAL COMMON STOCKS (Cost $5,035,058)		6,736,103

Convertible Preferred Stocks - 1.7%
	Shares	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.5%
Textiles, Apparel & Luxury Goods - 0.5%
Bolt Threads, Inc.:
Series D (a)(d)(e)	976,285	16,860
Series E (d)(e)	1,419,309	24,511
		41,371
CONSUMER STAPLES - 0.2%
Food Products - 0.2%
Bowery Farming, Inc. Series C1 (a)(d)(e)	466,468	15,445
HEALTH CARE - 0.6%
Biotechnology - 0.6%
National Resilience, Inc. Series B (a)(d)(e)	711,831	43,229
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series H (a)(d)(e)	18,837	13,186
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (d)(e)	145,591	15,021
TOTAL INDUSTRIALS		28,207
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $96,282)		128,252

Other - 0.1%
	Shares	Value ($) (000s)
Energy - Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (a)(d)(e)(f) (Cost $19,530)	15,731,367	6,622

Money Market Funds - 8.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (g)	462,560,139	462,653
Fidelity Securities Lending Cash Central Fund 2.01% (g)(h)	136,810,773	136,824
TOTAL MONEY MARKET FUNDS (Cost $599,475)		599,477

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $5,750,345)	7,470,454
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(138,043)
NET ASSETS - 100.0%	7,332,411

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,362,000 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $241,053,000 or 3.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	15,021
Bolt Threads, Inc. Series D	12/13/17	15,659
Bolt Threads, Inc. Series E	2/07/20 - 9/02/21	25,230
Bowery Farming, Inc. Series C1	5/18/21	28,104
Butterfly Network, Inc.	2/12/21	16,165
National Resilience, Inc. Series B	12/01/20	9,724
Space Exploration Technologies Corp. Class A	4/08/16 - 9/11/17	14,283
Space Exploration Technologies Corp. Class C	9/11/17	275
Space Exploration Technologies Corp. Series H	8/04/17	2,543
Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	19,530

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	262,591	319,752	119,690	1,280	-	-	462,653	0.9%
Fidelity Securities Lending Cash Central Fund 2.01%	127,217	357,239	347,632	281	-	-	136,824	0.4%
Total	389,808	676,991	467,322	1,561	-	-	599,477

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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